Schedule of Investments (unaudited)
June 30, 2021
BlackRock Hedge Fund Guided Portfolio Solution
(Percentages shown are based on Members’ Capital)
Portfolio Funds(a)(b)	Acquisition Date	Cost	Value	% of Members’ Capital
Equity Hedge
Kadensa Fund, Series K Non-Restricted; Sub-Series 04/2021	04/01/21	$ 1,062,500	$ 1,139,248	4.2%
Manticore Fund (Cayman) Ltd.:
Class E-1 C USD NI Class; Series 5	04/01/21	1,062,500	1,063,956	4.0%
Class E-1 C USD NI Class; Series 6	06/01/21	100,000	98,522	0.4%
		1,162,500	1,162,478	4.4%
Pelham Long/Short Fund Ltd., Class A USD Non - Voting Sub 1	04/01/21	1,062,500	1,086,420	4.0%
Voleon International Investors, Ltd.:
Class A; Series 04/2021	04/01/21	1,062,500	1,117,153	4.1%
Class A; Series 06/2021	06/01/21	100,000	103,300	0.4%
		1,162,500	1,220,453	4.5%
		4,450,000	4,608,599	17.1%
Event-Driven
Pentwater Event Fund Ltd.:
Class F-NV-U; Series 04/2021	04/01/21	1,875,000	1,927,961	7.2%
Class F-NV-U; Series 06/2021	06/01/21	200,000	195,600	0.7%
		2,075,000	2,123,561	7.9%
Segantii Asia-Pacific Equity Multi-Strategy Fund, Class A1 Shares	04/01/21	2,000,000	2,052,099	7.6%
York Asian Opportunities Unit Trust:
A-U Units; Series 05/2021	05/01/21	1,062,500	1,064,666	3.9%
A-U Units; Series 06/2021	06/01/21	100,000	100,500	0.4%
		1,162,500	1,165,166	4.3%
		5,237,500	5,340,826	19.8%
Macro
Crabel Fund SPC, Ltd. Segregated Portfolio AA:
Alternative Fee; Series 151	04/01/21	1,062,500	1,068,100	4.0%
Alternative Fee; Series 153	06/01/21	100,000	99,781	0.4%
		1,162,500	1,167,881	4.4%
East One Commodity Fund Limited, Sub-Class D US$ Shares; Series 05/2021	05/01/21	1,062,500	1,149,394	4.3%
Stratus Feeder, Ltd.:
Class C USD 1.5 Leverage	04/01/21	1,062,500	1,116,991	4.1%
Class C USD 1.5 Leverage	06/01/21	100,000	100,874	0.4%
		1,162,500	1,217,865	4.5%
Systematica Alternative Markets Fund Ltd., Class C Non Voting USD Shares	05/01/21	1,062,500	1,116,434	4.1%
		4,450,000	4,651,574	17.3%
Relative Value
One William Street Capital Offshore Fund, Ltd.:
Class DD; 04/2021 Series	04/01/21	2,000,000	2,052,488	7.6%
Class DD; 06/2021 Series	06/01/21	200,000	201,800	0.8%
		2,200,000	2,254,288	8.4%
Parallax Offshore Investors Fund, Ltd., Standard Tranche Shares	04/01/21	2,200,000	2,140,763	7.9%
Polar Multi-Strategy Fund:
Tranche A1 USD; Series 1	04/01/21	2,000,000	2,014,384	7.5%
Tranche A1 USD; Series 03/2022	06/01/21	200,000	201,680	0.7%
		2,200,000	2,216,064	8.2%
Rose Grove Offshore Fund I, Ltd., Class A	04/01/21	1,062,500	1,068,566	4.0%
		7,662,500	7,679,681	28.5%
Total Portfolio Funds		21,800,000	22,280,680	82.7%

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Hedge Fund Guided Portfolio Solution
(Percentages shown are based on Members’ Capital)
Security	Cost	Value	% of Members’ Capital
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(c)(d)	$ 4,720,380	$ 4,720,380	17.5%
Total Short-Term Securities	4,720,380	4,720,380	17.5%
Total Investments	$ 26,520,380	27,001,060	100.2%
Other Assets Less Liabilities		(64,302)	(0.2)%
Members’ Capital		$ 26,936,758	100.0%
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $22,280,680, representing 82.7% of its net assets as of period end, and an original cost of $21,800,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 4,720,380(a)	$ —	$ —	$ —	$ 4,720,380	4,720,380	$ 215	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock Hedge Fund Guided Portfolio Solution
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$ 4,720,380	$ —	$ —	$ 4,720,380
Investments valued at NAV(a)				22,280,680
				$ 27,001,060
(a)	Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
3